Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2017
Financial Instruments
Schedule of financial instruments measured at fair value by level within the fair value hierarchy

	Fair Value Measurements
	Total	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
As of December 31, 2016:
Bank time deposits*	$31,188	$—	$31,188	$—
Available-for-sale securities**	5,274	5,274	—	—

Total	$36,462	$5,274	$31,188	$—

As of June 30, 2017:
Bank time deposits*	$385,105	$—	$385,105	$—
Available-for-sale securities**	4,373	4,373	—	—

Total	$389,478	$4,373	$385,105	$—

*	Included in cash and cash equivalents and short-term investments on the Group's unaudited interim condensed consolidated balance sheets.
**	Included in long-term investments on the Group's unaudited interim condensed consolidated balance sheets.